COMMITMENTS AND CONTINGENT LIABILITIES - ESTIMATED FUTURE ANNUAL PAYMENTS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of estimated future annual payments [line items]
estimated future annual payments	¥ 1,701	¥ 1,535
Not later than one year [member]
Disclosure of estimated future annual payments [line items]
estimated future annual payments	369	301
Later than one year and not later than two years [member]
Disclosure of estimated future annual payments [line items]
estimated future annual payments	152	112
Later than two years and not later than three years [member]
Disclosure of estimated future annual payments [line items]
estimated future annual payments	146	110
Between three and four years [member]
Disclosure of estimated future annual payments [line items]
estimated future annual payments	115	102
Between four and five years [member]
Disclosure of estimated future annual payments [line items]
estimated future annual payments	62	64
Thereafter [member]
Disclosure of estimated future annual payments [line items]
estimated future annual payments	¥ 857	¥ 846